Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Summary Of Significant Accounting Policies
Basis of preparation
2.1    Basis of preparation
The unaudited interim condensed consolidated financial statements as at June 30, 2026 and for the six months ended June 30, 2026 and June 30, 2025, have been prepared in accordance with IAS 34 Interim Financial Reporting as adopted by the European Union (EU) and as issued by the IASB authorizing the presentation of selected explanatory notes.
In consequence, these interim consolidated financial statements must be read in conjunction with the consolidated annual financial statements for the year ended December 31, 2025.
The preparation of financial statements in conformity with IFRS as issued by the IASB and as adopted by the European Union (EU) requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgement in applying its accounting policies.
The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 3.
For ease of presentation, numbers have been rounded and, where indicated, are presented in thousands of Euros. Calculations, however, are based on exact figures. Therefore, the sum of the numbers in a column of a table may not conform to the total figure displayed in the column.
The unaudited interim condensed consolidated financial statements of the Company were approved and authorized for issuance by the Board of Directors after review by the Audit, Compliance and Risk Committee on August 12, 2026.

Impact of new, revised or amended Standards and Interpretations
2.2    Impact of new, revised or amended Standards and Interpretations
Standards, amendments to existing standards and interpretations issued by IASB and adopted by the European Union whose application has been mandatory since January 1, 2026

New standards, Interpretations and amendments adopted by the Group		Effective date	Effects
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments	January 1, 2026	none
Annual improvements to IFRS – Volume 11	Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards: Hedge accounting by a first-time adopter	January 1, 2026	none
	Amendments to IFRS 7 Financial Instruments: Disclosures: Gain or loss on derecognition, Disclosure of deferred difference between fair value and transaction price, Introduction and credit risk disclosures	January 1, 2026	none
	Amendments to IFRS 9 Financial Instruments: Lessee derecognition of lease liabilities, Transaction price	January 1, 2026	none
	Amendments to IFRS 10 Consolidated Financial Statements: Determination of a ‘de facto agent’	January 1, 2026	none
	Amendments to IAS 7 Statement of Cash Flows: Cost method	January 1, 2026	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the application of the ‘own use’ exemption to Power Purchase Agreements (PPAs)	January 1, 2026	none
Editorial Corrections (various)	Periodically issued IASB Editorial Corrections and changes to IFRSs and other pronouncements.	June 30, 2026	none
The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.
Standards, amendments to existing standards and interpretations whose application is not yet mandatory.
The Group did not elect for early application of the following new standards, amendments and interpretations which were issued but not mandatory as at January 1, 2026.

New standards, Interpretations and amendments		Effective date	Effects
IFRS 18	New standard, IFRS 18 Presentation and Disclosures in Financial Statements	January 1, 2027	under assessment
IFRS 19	New standard, IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	none
Third edition of the IFRS for SMEs	The third edition of the standard includes the following major amendments:
amended section 2 Concepts and Pervasive Principles
amended section 9 Consolidated and Separate Financial Statements amended section 11 Basic Financial Instruments and section 12 Other Financial Instrument Issues (combined into one section)
new Section 12 Fair Value Measurement
amended section 19 Business Combinations and Goodwill
	amended section 23 Revenue	January 1, 2027	none
IFRS 19	The amendments cover new or amended IFRS Accounting Standards issued between 28 February 2021 and 1 May 2024 that were not considered when IFRS 19 Subsidiaries without Public Accountability: Disclosures was first issued.	January 1, 2027	none
IAS 21	The amendments clarify how companies should translate financial statements from a non-hyperinflationary currency into a hyperinflationary one.	January 1, 2027	none
IAS 28	The amendments provide clarity about which entities are eligible to measure investments using the fair value option in IAS 28.	January 1, 2027	none
IFRS 20	IFRS 20 requires an entity that is subject to a regulatory agreement to provide information about its regulatory assets, regulatory liabilities, regulatory income and regulatory expense.	January 1, 2029	none

Segment information
The Executive Committee, as the Company’s chief operating decision maker (CDM), considers Valneva’s operating business in its entirety to allocate resources and assess performance. The Executive Committee evaluates all vaccine candidates and vaccine products together as a single operating segment, “development and commercialization of prophylactic vaccines”. Therefore, the split used to allocate resources and assess performance is based on a functional view, thus correlating to the income statement format.

Impairment testing
At the end of each reporting period Valneva assesses whether there is any indication that an asset may be impaired. Indicators for the necessity of an impairment test are, among others, actual or expected declines in sales or margins and significant changes in the economic environment with an adverse effect on Valneva’s business. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less selling costs and value in use.
For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units or CGUs). The cash-generating units correspond with the specific vaccine products and vaccine candidates. Non-financial assets, other than goodwill, that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

Inventories
Inventories are stated at the lower of cost and net realizable value. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related production overheads (based on normal operating capacity) at standard costs. The variances between the actual costs and the standard costs are calculated monthly and allocated to the inventory, so there is no difference between actual and standard costs. Inventories exclude borrowing costs. Provisions for batches which fail to meet quality requirements and may not be sold (failed batches) are deducted from the value of inventories.

Trade receivables
Trade receivables are initially recognized at fair value. The carrying amount of trade receivables is reduced through an allowance for doubtful accounts. When a trade receivable is considered uncollectible, it is written off against this allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in the statement of profit or loss.
Cash and cash equivalents
Cash includes cash at bank, cash in hand, and deposits held at call with banks. Cash equivalents include short-term bank deposits and medium-term notes with a maximum maturity of three months that can be assigned or sold on very short notice and are subject to insignificant risk of changes in value in response to fluctuations in interest rates.

Borrowings
Borrowings are initially recognized at fair value if determinable, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

Contract liabilities
A contract liability has to be recognized when the customer already provided the consideration or part of the consideration before an entity has fulfilled its performance obligation (agreed goods or services which should be delivered or provided) resulting from the “contract”.
Refund liabilities
A refund liability has to be recognized when the customer already provided a consideration which is expected to be refunded partially or totally. It is measured at the amount the Company has an obligation to repay or amounts which did not meet the criteria for revenue recognition in the past, but there are no remaining goods and services to be provided in the future.